Earnings Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings Per Share

19. Earnings per Share

Basic earnings per share is calculated by dividing the profit attributable to owners of the Parent by the weighted average number of common shares outstanding each year.

(1) Basic earnings per share

	2019		2018		2017
		(In millions of Korean won, except per share data)
Profit attributable to owners of the Parent	~~W~~	39,876	~~W~~	31,443	~~W~~	13,319
Weighted average outstanding shares of common shares		6,948,900		6,948,900		6,948,900
Basic earnings per share	~~W~~	5,738	~~W~~	4,525	~~W~~	1,917

(2) Diluted earnings per share

As of and for the years ended December 31, 2019, 2018 and 2017, the Company does not have dilutive potential ordinary shares outstanding. Accordingly, the diluted earnings per share for the years ended December 31, 2019, 2018 and 2017 are the same as the basic earnings per share.